Income Taxes (Tables)	12 Months Ended
Dec. 31, 2012
Income Taxes
Schedule of Company's current and deferred tax expense (benefit)

	Year Ended December 31,
	2012	2011	2010
Current expense:
Federal and state	$22,405	$29,374	$27,586
Foreign	3	4	0
Total current expense	22,408	29,378	27,586
Deferred expense (benefit):
Federal and state	17,852	(5,668)	7,018
Total income tax expense	$40,260	$23,710	$34,604

Schedule of reconciliation of the federal income tax rate to the Company's effective income tax rate

	December 31,
	2012	2011	2010
Federal income tax rate:	35.0%	35.0%	35.0%
Reconciling items:
Dividends-received deduction	(1.7)	(2.3)	(5.8)
Change in liability for prior years' taxes	(2.2)	0.1	(4.8)
Change in valuation allowance	0.0	(10.4)	0.2
Goodwill impairment*	0.0	0.0	43.7
Permanent nondeductible expenses	0.3	0.6	0.8
Tax exempt interest	(0.2)	(0.2)	(0.3)
Other	0.3	0.7	(1.7)
Effective income tax rate	31.5%	23.5%	67.1%

*  See Note 13 for more information on goodwill impairment.

Schedule of reconciliation of the beginning and ending amounts of unrecognized tax benefits

	Years Ended December 31,
	2012	2011	2010
Balance at beginning of year	$(2,187)	$(2,169)	$(5,044)
Additions based on tax positions related to the current year	0	0	(1)
Reductions based on tax positions related to the current year	42	831	319
Additions for tax positions of prior years	(1,585)	(937)	0
Reductions for tax positions of prior years	2,043	88	2,528
Lapses	0	0	0
Settlements	911	0	29
Balance at end of year	$(776)	$(2,187)	$(2,169)

Schedule of significant deferred tax assets and deferred tax liabilities

	December 31,
	2012	2011
Deferred tax assets
Deferred gain on disposal of businesses	$25,822	$30,212
Investments, net	67,923	73,374
Policyholder and separate account reserves	1,774	7,246
Deferred acquisition costs	16,928	19,776
Compensation related	905	719
Employee and post-retirement benefits	902	899
Total deferred tax asset	114,254	132,226
Less: valuation allowance	0	0
Deferred tax assets, net of valuation allowance	114,254	132,226
	December 31,
	2012	2011
Deferred Tax Liabilities
Net unrealized appreciation on securities	$174,640	$118,828
Accrued liabilities	1,402	715
Other	8,232	9,747
Total deferred tax liability	184,274	129,290
Net deferred income tax (liability) asset	$(70,020)	$2,936